CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 20,744		$ 18,216	$ 26,216		$ 26,958
Federal funds sold	2		3	3		3
Cash and cash equivalents	20,746		18,219	26,219		26,961	34,070	34,719
Interest-bearing deposits in other financial institutions	235		10	10		10
Securities available for sale	47,374		44,388	47,307		43,799
Federal Home Loan Bank stock	3,060		3,060	3,060		3,060
Loans:
Commercial	374,565		359,368	343,561		342,841
Mortgage	113,332		110,663	98,559		95,413
Consumer	15,043		13,801	13,435		10,923
Total Loans	502,940		483,832	455,555		449,177	401,246
Allowance for loan losses	(5,097)	(4,883)	(4,661)	(5,177)	(5,037)	(5,218)	(5,251)	(6,613)
Net loans	497,843		479,171	450,378		443,959	395,995
Premises and equipment	9,790		10,210	10,536		10,633
Other real estate held for sale	1,947		1,884	2,481		3,212	3,162
Deferred Tax Asset	9,097		9,933	8,367		9,131
Other assets	5,777		5,925	5,143		5,215
TOTAL ASSETS	595,869		572,800	553,501		545,980
Deposits:
Noninterest bearing deposits	73,732		72,936	64,736		67,652
NOW, money market, interest checking	148,242		149,123	146,203		155,465
Savings	15,658		13,039	12,229		13,829
CDs less than $100,000	143,140		140,495	134,767		135,550
CDs more than $100,000	23,151		23,159	25,091		24,355
Brokered	80,093		67,547	64,881		37,706
Total deposits	484,016		466,299	447,907		434,557
Borrowings	42,087		37,852	35,925		35,925
Other liabilities	3,289		3,400	3,149		3,050
Total liabilities	529,392		507,551	486,981		473,532
SHAREHOLDERS' EQUITY:
Preferred stock - No par value: Authorized 500,000 shares, Issued and outstanding - none and 11,000 shares				4,000		11,000
Common stock and additional paid in capital - No par value Authorized - 18,000,000 shares	53,703		53,621	53,934		53,797
Retained earnings	12,325		11,412	8,156		6,727
Accumulated other comprehensive income	449		216	430		924
Total shareholders' equity	66,477	65,730	65,249	66,520	73,039	72,448	55,263	53,882
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 595,869		$ 572,800	$ 553,501		$ 545,980